Long-term debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Term loan facility	Maturity date	Interest rate	June 30, 2026	December 31, 2025
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$972	$2,924
Current portion			972	2,924
Term loan facilities, net of debt issuance costs			$972	$2,924